EQUITY	12 Months Ended
Dec. 31, 2025
Equity
EQUITY

9.	EQUITY

On January 24 and March 29, 2023, the Board of Directors approved the creation and issuance of 99,664 and 76,280 new Ordinary shares with a nominal value of one euro each (€1.00), all fully paid up by the capitalization of part of the available reserve of the Company. This issuance was made in accordance with the terms of the invitation letter signed by the beneficiaries of the management incentive plan. Refer to Note 17 for further details of these plans.

On January 4, 2024, the Board of Directors approved the creation and issuance of 193,275 new Ordinary shares with a nominal value of one euro each (€1.00), all fully paid up by the capitalization of part of the available reserves of the Company. This issuance was made in accordance with the terms of the invitation letter signed by the beneficiaries of the management incentive plan.

On December 26, 2024, the Board approved the creation and issuance of 149,639 new Ordinary shares with a nominal value of one euro each (€1.00), all fully paid up by the capitalization of part of the available reserves of the Company. The issuance of the shares was not completed until March 13, 2025. Both issuances were made in accordance with the terms of the invitation letters signed by the beneficiaries of the management incentive plan.

As of December 31, 2025, the Company had 45,640,814 shares issued, of which 45,249,812 shares were issued and outstanding, excluding the 391,002 shares held in treasury, with a nominal value of €1.00 each. As of December 31, 2025, the authorized, but unissued and unsubscribed, capital of Codere Online amounts to 499,481,142 with a nominal value of €1.00 each.

During the year ended December 31, 2025, the Company repurchased 391,002 treasury shares amounting to €2,359 thousand, fully paid in cash. This was part of the Company’s share repurchase program approved by the Board of Directors, allowing for additional repurchases under the existing authorization, which expires on December 31, 2026.

See the table below for a summary of ownership of the Company’s outstanding ordinary shares as of December 31, 2025:

	Shares	Percentage
Ordinary shares held by CNEW	30,000,000	66.3%
Other shareholders	15,249,812	33.7%
Ordinary shares outstanding	45,249,812	100%

Other reserves

The change in “Other reserves” as of December 31, 2025, amounted to €3,519 thousand (€1,665 thousand as of December 31, 2024), mainly due to the fair value adjustment related to the management incentive plans, and the acquisition of treasury shares amounted to €2,359 thousand, both described in Note 17.

The employee share-based compensation reserve is used to recognize the value of equity-settled share-based payments provided to employees, including key management personnel, as part of their remuneration. Refer to Note 17 for further details of these plans. During the years ended December 31, 2025 and 2024 the movement of the employee share-based compensation in “Other reserves”, amounted to €6,028 thousand and €1,858 thousand respectively.

Equity attributable to non-controlling interest

As of December 31, 2025 and 2024, equity attributable to non-controlling interest amounted to €152 and €149 thousand, respectively. Currently, the only entity that is not 100% controlled by the Company is LIFO AenP (Mexico), in which it has the 99.99% of the ownership.